SUBSEQUENT EVENTS (10K)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 18.	SUBSEQUENT EVENTS
None.
NOTE 21.	SUBSEQUENT EVENTS
None.